Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Trading Symbol	FASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 16,369,527
Holdings Count | shares	107
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$16,369,527
Number of Holdings	107
Portfolio Turnover	68%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 18.4 Electric Utilities 15.7 Health Care 15.4 General Obligations 13.6 Housing 9.5 Resource Recovery 9.5 Education 5.3 Others(Individually Less Than 5%) 12.6 100.0 AAA 9.5 AA 24.0 A 43.3 BBB 16.9 Not Rated 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 11.9 Alabama 10.9 Texas 6.5 Georgia 6.3 Pennsylvania 5.9
Fidelity Series Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Value Index Fund
Class Name	Fidelity® Series Large Cap Value Index Fund
Trading Symbol	FIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,470,689,468
Holdings Count | shares	877
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,470,689,468
Number of Holdings	877
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Health Care 15.8 Industrials 14.5 Information Technology 9.0 Consumer Staples 7.7 Energy 7.4 Consumer Discretionary 6.1 Real Estate 4.7 Materials 4.6 Utilities 4.5 Communication Services 4.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 99.0 Ireland 0.8 Canada 0.1 United Kingdom 0.1 Bermuda 0.0 Belgium 0.0 Puerto Rico 0.0 Brazil 0.0 Luxembourg 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 3.3 JPMorgan Chase & Co 2.6 Exxon Mobil Corp 2.3 UnitedHealth Group Inc 2.1 Johnson & Johnson 1.7 Walmart Inc 1.3 Procter & Gamble Co/The 1.3 Chevron Corp 1.2 Bank of America Corp 1.2 Thermo Fisher Scientific Inc 1.0 18.0
Fidelity Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Bond Fund
Class Name	Fidelity® Tax-Free Bond Fund
Trading Symbol	FTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,417,882,452
Holdings Count | shares	1,288
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,417,882,452
Number of Holdings	1,288
Portfolio Turnover	6%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 23.0 Health Care 22.4 Transportation 15.0 Special Tax 9.6 Education 8.9 Electric Utilities 7.0 State G.O. 6.0 Others(Individually Less Than 5%) 8.1 100.0 AAA 5.6 AA 30.5 A 47.4 BBB 9.2 BB 1.1 B 0.5 CCC,CC,C 0.0 Not Rated 4.4 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.2 New York 8.1 Texas 7.4 New Jersey 6.5 Pennsylvania 6.1
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A
Trading Symbol	FASJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C
Trading Symbol	FASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity Advisor Municipal Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class A
Trading Symbol	FMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3
Fidelity Advisor Municipal Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class M
Trading Symbol	FMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3
Fidelity SAI Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Tax-Free Bond Fund
Class Name	Fidelity® SAI Tax-Free Bond Fund
Trading Symbol	FSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 2,692,523,796
Holdings Count | shares	1,279
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,692,523,796
Number of Holdings	1,279
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 20.3 Health Care 19.6 Special Tax 12.9 Transportation 10.8 Education 10.3 Housing 9.0 State G.O. 6.7 Others(Individually Less Than 5%) 10.4 100.0 AAA 7.5 AA 35.7 A 40.4 BBB 9.5 BB 0.6 B 0.4 CCC,CC,C 0.1 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 14.3 Illinois 13.3 Texas 8.5 New Jersey 5.9 Pennsylvania 4.7
Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Trading Symbol	FSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M
Trading Symbol	FASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity Advisor Municipal Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class I
Trading Symbol	FMBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class Z
Trading Symbol	FMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3
Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Trading Symbol	FSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,388,464,065
Holdings Count | shares	626
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,388,464,065
Number of Holdings	626
Portfolio Turnover	61%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 23.9 General Obligations 16.3 Resource Recovery 9.8 Transportation 8.8 Industrial Development 8.6 Health Care 8.4 Electric Utilities 8.0 Housing 5.4 Others(Individually Less Than 5%) 10.8 100.0 AAA 12.4 AA 22.4 A 40.2 BBB 17.8 Not Rated 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.1 California 9.2 Florida 7.9 Pennsylvania 6.6 Arizona 6.0
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z
Trading Symbol	FASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity SAI Sustainable Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Municipal Income Fund
Class Name	Fidelity® SAI Sustainable Municipal Income Fund
Trading Symbol	FASWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 26,698,208
Holdings Count | shares	280
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$26,698,208
Number of Holdings	280
Portfolio Turnover	0%A
A Amount represents less than 1%
Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 31.0 Health Care 22.7 Education 15.9 Water & Sewer 9.4 Special Tax 6.4 Electric Utilities 5.0 Others(Individually Less Than 5%) 9.6 100.0 AAA 7.6 AA 50.7 A 30.1 BBB 12.1 BB 0.2 Not Rated 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.9)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 12.6 Florida 9.6 New York 8.5 Massachusetts 8.5 Illinois 6.7
Fidelity Advisor Municipal Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity Advisor® Municipal Core Plus Bond Fund Class C
Trading Symbol	FMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I
Trading Symbol	FASUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 15,835,114
Holdings Count | shares	249
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,835,114
Number of Holdings	249
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 21.2 General Obligations 21.1 Education 16.3 Electric Utilities 9.6 Housing 8.1 State G.O. 6.7 Special Tax 5.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 8.9 AA 41.8 A 32.1 BBB 17.0 BB 0.3 Not Rated 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.1 Illinois 8.3 California 7.0 Florida 5.7 Georgia 5.6
Fidelity Municipal Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Core Plus Bond Fund
Class Name	Fidelity® Municipal Core Plus Bond Fund
Trading Symbol	FMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Core Plus Bond Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Core Plus Bond Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 59,223,606
Holdings Count | shares	315
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$59,223,606
Number of Holdings	315
Portfolio Turnover	30%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 19.7 General Obligations 16.9 Transportation 12.2 Education 11.3 Housing 7.4 State G.O. 7.0 Special Tax 6.5 Others(Individually Less Than 5%) 19.0 100.0 AAA 8.1 AA 30.2 A 30.9 BBB 20.6 BB 0.6 B 0.5 Not Rated 5.4 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.4 New Jersey 8.6 Florida 6.1 Alabama 5.4 Connecticut 5.3